Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,744,919,500.00
Previously Paid Amount	0.00
Total Fee Amount	240,973.38
Total Offset Amount	0.00
Net Fee	$ 240,973.38
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false